Income taxes	12 Months Ended
Mar. 31, 2018
Disclosure of income tax [Abstract]
Income taxes
26. Income taxes

a. Income tax (expense)/benefit recognized in the consolidated income statement

Income tax (expense)/benefit recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2018		2017		2016
Current taxes
Domestic	Rs.	(1,412)	Rs.	(1,936)	Rs.	(4,331)
Foreign		(363)		(1,158)		(3,046)
	Rs.	(1,775)	Rs.	(3,094)	Rs.	(7,377)
Deferred taxes
Domestic	Rs.	(379)	Rs.	223	Rs.	132
Foreign		(2,381)		257		118
	Rs.	(2,760)	Rs.	480	Rs.	250
Total income tax expense recognized in the consolidated income statement	Rs.	(4,535)	Rs.	(2,614)	Rs.	(7,127)

b. Income tax (expense)/benefit recognized directly in equity

Income tax (expense)/benefit recognized directly in equity consists of the following:

	For the Year Ended March 31,
	2018		2017		2016
Tax effect on changes in fair value of other investments	Rs.	1,370	Rs.	(499)	Rs.	(88)
Tax effect on foreign currency translation differences		(17)		148		(62)
Tax effect on effective portion of change in fair value of cash flow hedges		41		(60)		(23)
Tax effect on actuarial gains/losses on defined benefit obligations		(12)		14		64
	Rs.	1,382	Rs.	(397)	Rs.	(109)

c. Reconciliation of effective tax rate

The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2018, 2017 and 2016:

	For the Year Ended March 31,
	2018		2017		2016
Profit before income taxes	Rs.	14,341	Rs.	14,653	Rs.	27,140
Enacted tax rate in India		34.61%		34.61%		34.61%
Computed expected tax benefit/(expense)	Rs.	(4,963)	Rs.	(5,071)	Rs.	(9,393)
Effect of:
Differences between Indian and foreign tax rates	Rs.	712	Rs.	98	Rs.	1,122
(Unrecognized deferred tax assets)/recognition of previously unrecognized deferred tax assets, net		(1,673)		(2,849)		(1,600)
Expenses not deductible for tax purposes		(261)		(378)		(138)
Reversal of earlier years’ tax provisions		135		1,370		-
Income exempt from income taxes		746		280		731
Foreign exchange differences		41		439		(836)
Incremental deduction allowed for research and development costs(1)		1,324		3,111		2,782
Tax expense on distributed/undistributed earnings of subsidiary outside India		-		(3)		(519)
Deduction for qualified domestic production activities in the United States		-		-		38
Effect of change in tax rate		(1,329)		104		(30)
Investment allowance deduction		-		363		177
Others		733		(79)		539
Income tax benefit/(expense)	Rs.	(4,535)	Rs.	(2,614)	Rs.	(7,127)
Effective tax rate		32%		18%		26%

(1)
India’s Finance Act, 2016 incorporated an amendment that reduces the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017.

The increase in the Company’s effective tax rate for the year ended March 31, 2018 as compared to the year ended March 31, 2017 was primarily on account of the following:

⋅
re-measurement of deferred tax assets and liabilities of the Company’s subsidiaries in the United States due to the enactment of The Tax Cuts and Jobs Act of 2017 in the United States on December 22, 2017. Due to this enactment, the Company re-measured its U.S. deferred tax assets and liabilities based on the new tax law. This resulted in a charge of Rs.1,304 for the year ended March 31, 2018, primarily to reflect the impact on our U.S. deferred tax assets of the reduction in the corporate federal income tax rate from 35% to 21% under the new tax law;

⋅
resolution of a certain tax matter in the Company’s favor during the year ended March 31, 2017, resulting in a reversal of Rs.1,370 in income tax expense pertaining to earlier years. This reduced the effective tax rate for the year ended March 31, 2017, and there was no similar tax benefit for the year ended March 31, 2018; and

⋅
the foregoing was partially offset by changes in the Company’s jurisdictional mix of earnings (i.e., an increase in the proportion of the Company’s profits from lower tax jurisdictions and a decrease in the proportion of the Company’s profits from higher tax jurisdictions) for the year ended March 31, 2018, as compared to the year ended March 31, 2017.

d. Unrecognized deferred tax assets and liabilities

The details of unrecognized deferred tax assets and liabilities are summarized below:

	As at March 31,
	2018		2017
Deductible temporary differences, net	Rs.	4,961	Rs.	3,488
Operating tax loss carry-forward		4,020		3,027
	Rs.	8,981	Rs.	6,515

For the year ended March 31, 2018, the Company did not recognize deferred tax assets of Rs.993 on operating tax losses pertaining primarily to foreign exchange loss of its subsidiary in Venezuela, Dr. Reddy’s Venezuela, C.A. Further, the Company did not recognize deferred tax assets of Rs.1,473 on certain deductible temporary differences, as the Company believes that it is not probable that there will be available taxable profits against which such temporary differences can be utilized.

Deferred income taxes are not provided on undistributed earnings of Rs.31,587 as at March 31, 2018, of subsidiaries outside India, where it is expected that earnings of the subsidiaries will not be distributed in the foreseeable future. Generally, the Company indefinitely reinvests all of the accumulated undistributed earnings of foreign subsidiaries, and accordingly, has not recorded any deferred taxes in relation to such undistributed earnings of its foreign subsidiaries. It is impracticable to determine the taxes payable when these earnings are remitted.

e. Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As at March 31,
	2018		2017
Deferred tax assets/(liabilities):
Inventory	Rs.	1,790	Rs.	2,385
Minimum Alternate Tax*		1,630		1,614
Trade and other receivables		278		424
Operating tax loss and interest loss carry-forward		112		1,329
Other current assets and other current liabilities, net		1,291		1,715
Property, plant and equipment		(2,263)		(2,142)
Other intangible assets		(569)		(370)
Others		629		(579)
Net deferred tax assets	Rs.	2,898	Rs.	4,376

*
As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT” tax) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT tax computed under section 115JB of the Tax Act. The excess of MAT tax over current tax is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years.

In assessing whether the deferred income tax assets will be realized, management considers whether some portion or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets and tax loss carry-forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will realize the benefits of those recognized deductible differences and tax loss carry-forwards. Recoverability of deferred tax assets is based on estimates of future taxable income. Any changes in such future taxable income would impact the recoverability of deferred tax assets.

Operating loss carry-forward consists of business losses, unabsorbed depreciation and unabsorbed interest carry-forwards. A portion of this total loss can be carried indefinitely and the remaining amounts expire at various dates ranging from 2019 through 2028.

f. Movement in deferred tax assets and liabilities during the years ended March 31, 2018 and 2017.

The details of movement in deferred tax assets and liabilities are summarized below:

	As at March 31, 2017		Recognized in income statement		Recognized in equity		As at March 31, 2018
Deferred tax assets/(liabilities)
Inventory	Rs.	2,385	Rs.	(595)	Rs.	-	Rs.	1,790
Minimum Alternate Tax		1,614		16		-		1,630
Trade and other receivables		424		(146)		-		278
Operating tax loss and interest loss carry-forward		1,329		(1,217)		-		112
Other current assets and other current liabilities, net		1,715		(901)		477		1,291
Property, plant and equipment		(2,142)		(121)		-		(2,263)
Other intangible assets		(370)		(199)		-		(569)
Others		(579)		298		910		629
Net deferred tax assets/(liabilities)	Rs.	4,376	Rs.	(2,865)	Rs.	1,387	Rs.	2,898

	As at March 31, 2016		Recognized in income statement		Recognized in equity		As at March 31, 2017
Deferred tax assets/(liabilities)
Inventory	Rs.	2,579	Rs.	(194)	Rs.	-	Rs.	2,385
Minimum Alternate Tax		1,614		-		-		1,614
Trade and other receivables		412		12		-		424
Operating tax loss and interest loss carry-forward		548		781		-		1,329
Other current assets and other current liabilities, net		2,026		(231)		(80)		1,715
Property, plant and equipment		(1,745)		(397)		-		(2,142)
Intangible assets		(482)		112		-		(370)
Others		(722)		424		(281)		(579)
Net deferred tax assets/(liabilities)	Rs.	4,230	Rs.	507	Rs.	(361)	Rs.	4,376

The amounts recognized in the income statement for the years ended March 31, 2018 and 2017 include Rs.105 and Rs.27, respectively, which represent exchange differences arising due to foreign currency translations.